1933 Act
                                                                     Rule 497(j)
                                                                       VIA EDGAR
                                                                       ---------

May 7, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Phoenix Life Variable Universal Life Account
         Phoenix Life Insurance Company
         File Nos. 033-06793 and 811-04721

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectuses and Statements of Additional Information do not materially differ from those contained in the Registrant's most recent registration statement filed electronically on Form N-6 pursuant to Rule 485(b) on April 30, 2004.

Please direct any questions regarding this filing to the undersigned at (860) 403-5246.

                                            Very truly yours,


                                            /s/ Matthew A. Swendiman
                                            -----------------------------
                                            Matthew A. Swendiman, Counsel